GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.79%
185,000	Anglo American PLC	$ 4,251,191
28,900	Arkema SA	2,694,259
230,500	BlueScope Steel Ltd	1,872,210
80,800	Boliden AB	1,855,698
65,481	Brenntag AG	3,166,912
54,200	Covestro AG(a)	2,681,938
25,724	Croda International PLC	1,536,006
80,500	Evonik Industries AG	1,987,249
385,500	Fortescue Metals Group Ltd	2,294,581
7,060	Givaudan SA	19,704,618
631,768	Highland Gold Mining Ltd	1,673,648
149,300	JFE Holdings Inc	1,808,372
55,400	Kaneka Corp	1,736,158
108,000	Kansai Paint Co Ltd	2,524,463
710,000	Kingboard Holdings Ltd	1,881,016
383,200	Mitsubishi Chemical Holdings Corp	2,746,545
162,500	Mitsubishi Gas Chemical Co Inc	2,185,610
120,900	Mitsui Chemicals Inc	2,723,790
92,134	Novozymes A/S Class B	3,875,257
72,600	Rio Tinto Ltd	4,547,300
453,100	St Barbara Ltd	885,060
507,000	Sumitomo Chemical Co Ltd	2,288,988
92,367	Symrise AG	8,978,919
156,700	Teijin Ltd	3,024,630
66,300	UPM-Kymmene OYJ	1,957,755
		84,882,173
Communications — 3.12%
1,412,200	BT Group PLC	3,097,177
337,700	KDDI Corp	8,811,520
174,100	Nippon Telegraph & Telephone Corp	8,329,591
251,900	Orange SA	3,942,739
296,000	Telefonica SA	2,261,787
250,600	Television Francaise 1	2,199,723
48,653	Thomson Reuters Corp	3,251,857
17,754	Wix.com Ltd(b)	2,072,602
		33,966,996
Consumer, Cyclical — 10.36%
42,400	Aisin Seiki Co Ltd	1,340,537
10,500	Autoneum Holding AG(c)	1,155,563
410,400	Barratt Developments PLC	3,266,024
39,800	Bayerische Motoren Werke AG	2,802,976
47,581	Cie Financiere Richemont SA	3,487,005
29,100	Cie Generale des Etablissements Michelin SCA	3,240,094
377,378	Compass Group PLC	9,706,274
73,300	Daimler AG	3,644,263
45,500	Daiwabo Holdings Co Ltd(b)	1,896,529
89,000	Deutsche Lufthansa AG	1,412,894
Shares		Fair Value
Consumer, Cyclical — (continued)
929,000	Dixons Carphone PLC	$ 1,356,690
100,600	EDION Corp(b)(c)	972,411
85,811	Electrolux AB Series B	2,032,885
1,077,200	Esprit Holdings Ltd(b)	204,705
35,500	Faurecia SA	1,682,920
132,100	Finnair OYJ	923,368
336,800	Greene King PLC	3,504,942
859,800	Harvey Norman Holdings Ltd	2,630,299
110,800	Honda Motor Co Ltd	2,901,237
204,100	Inchcape PLC	1,583,133
440,100	International Consolidated Airlines Group SA	2,276,513
329,300	ITOCHU Corp	6,820,997
56,500	Japan Airlines Co Ltd	1,678,017
157,600	JTEKT Corp	1,820,137
38,900	Kaufman & Broad SA(b)	1,549,432
1,038,600	Kingfisher PLC	2,638,193
100,100	Kohnan Shoji Co Ltd(b)	2,216,130
4,966	LVMH Moet Hennessy Louis Vuitton SE	1,970,316
346,800	Marubeni Corp	2,312,798
94,900	Mitsubishi Corp(c)	2,336,715
267,200	Nissan Motor Co Ltd	1,668,225
95,300	Peugeot SA	2,378,576
694,700	Qantas Airways Ltd	2,952,254
366,571	Redrow PLC	2,779,392
32,900	Renault SA	1,888,240
31,200	Rheinmetall AG	3,946,589
45,070	Ryanair Holdings PLC Sponsored ADR(b)	2,991,747
144,300	Showa Corp	2,092,306
204,900	Sumitomo Corp	3,207,804
64,000	USS Co Ltd	1,246,367
375,200	Volvo AB Class B	5,265,231
136,700	Yamaha Motor Co Ltd	2,492,057
113,500	Yokohama Rubber Co Ltd	2,280,989
856,000	Yue Yuen Industrial Holdings Ltd	2,338,662
		112,892,436
Consumer, Non-Cyclical — 30.01%
58,400	Adecco Group AG	3,231,728
164,160	Amadeus IT Group SA	11,762,365
52,700	Arcs Co Ltd(b)	1,108,097
157,000	Astellas Pharma Inc	2,245,753
230,000	Babcock International Group PLC	1,576,843
225,962	Brambles Ltd	1,740,136
132,400	British American Tobacco PLC	4,888,728
172,000	Britvic PLC	2,077,062
68	Chocoladefabriken Lindt & Spruengli AG(c)	502,227
192,800	Coca-Cola Amatil Ltd	1,387,377
176,194	Colgate-Palmolive Co	12,952,021
138,549	Danone SA	12,203,677
48,023	DENTSPLY SIRONA Inc	2,560,106
352,872	Diageo PLC	14,412,698

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
14,542	EssilorLuxottica SA	$ 2,096,662
199,124	Experian PLC	6,365,329
36,700	Ezaki Glico Co Ltd(b)	1,527,104
460,600	GlaxoSmithKline PLC	9,871,599
88,401	Heineken NV	9,548,416
141,400	Imperial Brands PLC	3,174,941
815,700	Inghams Group Ltd(c)	1,735,424
81,294	Intertek Group PLC	5,470,056
145,200	Ito En Ltd	6,865,940
524,500	J Sainsbury PLC	1,414,659
163,000	Kao Corp	12,090,841
60,877	Kerry Group PLC Class A	7,119,690
87,500	Kobayashi Pharmaceutical Co Ltd	6,682,438
249,600	Koninklijke Ahold Delhaize NV	6,241,931
10,200	Kose Corp	1,731,849
258,480	Leroy Seafood Group ASA	1,572,398
41,487	L'Oreal SA	11,602,660
716,900	Metcash Ltd	1,447,525
131,100	METRO AG	2,068,290
57,100	Morinaga Milk Industry Co Ltd(b)	2,182,590
290,283	Nestle SA	31,482,510
159,600	Nihon Kohden Corp(b)	4,703,581
22,500	Nissin Foods Holdings Co Ltd	1,630,598
87,055	Pernod Ricard SA	15,494,179
109,700	Prima Meat Packers Ltd(b)	2,186,013
46,200	Randstad NV(c)	2,268,246
160,375	Reckitt Benckiser Group PLC	12,519,947
76,352	RELX PLC	1,812,860
268,880	Rentokil Initial PLC	1,545,570
54,300	Roche Holding AG	15,810,244
124,200	Rohto Pharmaceutical Co Ltd	3,409,158
107,100	Sanofi	9,921,008
393,900	Santen Pharmaceutical Co Ltd	6,883,641
196,800	Scandinavian Tobacco Group A/S(a)	2,302,721
80,800	Secom Co Ltd	7,393,678
3,291	SGS SA	8,158,136
22,256	Societa Iniziative Autostradali e Servizi SpA(b)(c)	388,104
48,000	Sohgo Security Services Co Ltd(b)	2,524,562
327,400	Tate & Lyle PLC	2,961,207
145,400	Terumo Corp	4,704,886
844,100	Tesco PLC	2,494,511
160,500	Toyo Suisan Kaisha Ltd	6,445,152
50,000	UCB SA	3,627,631
3,099,500	WH Group Ltd(a)	2,775,782
		326,903,085
Diversified — 0.18%
216,400	CK Hutchison Holdings Ltd	1,910,407
Shares		Fair Value
Energy — 4.44%
1,741,000	Beach Energy Ltd	$ 2,971,744
945,400	BP PLC	5,983,913
48,055	Core Laboratories NV	2,240,324
32,600	Landis+Gyr Group AG	2,922,124
78,000	OMV AG	4,180,689
220,997	Petrofac Ltd	1,084,839
394,400	Repsol SA	6,151,077
399,700	Royal Dutch Shell PLC Class B	11,810,786
189,000	Total SA(c)	9,840,648
351,700	Z Energy Ltd	1,233,878
		48,420,022
Financial — 16.00%
248,600	3i Group PLC	3,556,511
76,500	Aareal Bank AG	2,325,176
160,100	ABN AMRO Bank NV(a)	2,820,397
27,100	Allianz SE	6,308,143
75,900	ASR Nederland NV	2,800,688
126,400	Australia & New Zealand Banking Group Ltd	2,428,105
417,300	Aviva PLC	2,048,080
151,800	AXA SA	3,876,043
615,700	Banco Bilbao Vizcaya Argentaria SA	3,205,028
386,200	Bank Leumi Le-Israel BM	2,749,678
498,400	Bank of Ireland Group PLC	1,974,874
66,100	BNP Paribas SA	3,213,588
229,600	Chiba Bank Ltd(b)	1,187,516
103,000	CNP Assurances	1,990,442
341,800	Credit Suisse Group AG	4,181,279
133,100	Dai-ichi Life Holdings Inc	2,023,506
222,808	Deutsche Wohnen SE	8,133,297
228,500	DNB ASA	4,027,994
20,450	Euronext NV(a)	1,674,471
6,900	Fairfax Financial Holdings Ltd	3,041,552
99,200	Fukuoka Financial Group Inc(b)	1,882,648
580,800	Gunma Bank Ltd	1,893,383
225,100	Hachijuni Bank Ltd	922,199
19,000	Helvetia Holding AG	2,622,316
168,516	Hiscox Ltd	3,436,758
69,600	Hitachi Capital Corp(b)	1,420,486
32,926	Julius Baer Group Ltd	1,458,323
28,579	Jyske Bank A/S(b)	922,862
638,500	Kerry Properties Ltd	1,966,011
31,191	LEG Immobilien AG	3,569,309
1,563,800	Legal & General Group PLC	4,771,275
6,147,900	Lloyds Banking Group PLC	4,074,791
379,080	Mebuki Financial Group Inc	937,439
210,400	Mediobanca Banca di Credito Finanziario SpA	2,296,689
354,000	Mitsubishi UFJ Lease & Finance Co Ltd(b)	2,053,332
730,500	Natixis SA	3,026,592
284,800	Nordea Bank Abp	2,020,203
337,400	North Pacific Bank Ltd	719,152

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Financial — (continued)
398,200	ORIX Corp	$ 5,956,674
76,066	Quilter PLC(a)(b)	127,297
819,600	Resona Holdings Inc	3,526,856
89,600	Shinoken Group Co Ltd(b)	797,271
53,400	Societe Generale SA	1,462,744
102,300	Sompo Holdings Inc	4,296,279
810,300	Stockland REIT(b)	2,488,992
117,900	Sumitomo Mitsui Financial Group Inc(c)	4,051,294
288,029	Svenska Handelsbanken AB Class A	2,694,535
11,300	Swiss Life Holding AG	5,402,534
46,680	Swiss Re AG	4,870,769
106,595	Sydbank A/S(c)	1,879,820
116,763	TAG Immobilien AG(b)	2,664,606
664,619	UBS Group AG	7,546,377
1,136,900	UnipolSai Assicurazioni SpA(c)	3,023,162
319,200	United Overseas Bank Ltd	5,932,337
162,422	Vonovia SE	8,240,540
15,000	Zurich Insurance Group AG	5,745,119
		174,267,342
Industrial — 13.74%
62,100	AGC Inc	1,935,181
814,300	BAE Systems PLC	5,700,749
57,900	Bekaert SA	1,660,435
91,300	bpost SA	956,792
115,700	Brother Industries Ltd	2,108,256
2,832,000	China Resources Cement Holdings Ltd	2,840,450
69,600	Cie de Saint-Gobain	2,727,823
183,900	Deutz AG	1,066,181
43,100	Dfds A/S(c)	1,563,473
7,000	Disco Corp	1,338,167
61,912	Epiroc AB Class A	670,516
304,800	Fujikura Ltd(b)	1,173,832
129,511	GEA Group AG(b)	3,493,931
5,854	Geberit AG	2,797,541
199,650	Halma PLC	4,831,362
52,479	Hirose Electric Co Ltd	6,465,179
105,400	Hitachi Ltd	3,947,252
362,941	IMI PLC	4,283,170
133,000	Japan Aviation Electronics Industry Ltd	1,899,508
51,700	JM AB(b)(c)	1,321,066
269,400	Kitz Corp	1,804,237
97,400	Kloeckner & Co SE(c)	590,603
92,500	Komatsu Ltd	2,133,030
458,100	Koninklijke BAM Groep NV(c)	1,143,289
26,300	Krones AG	1,588,744
70,900	Kumagai Gumi Co Ltd	2,026,667
2,319,000	Lee & Man Paper Manufacturing Ltd	1,254,254
132,360	Legrand SA	9,442,187
185,600	LendLease Group	2,201,379
60,000	Makino Milling Machine Co Ltd	2,630,010
Shares		Fair Value
Industrial — (continued)
92,600	MISUMI Group Inc	$ 2,193,543
232,500	Mitsubishi Electric Corp	3,101,587
140,700	Nikon Corp	1,765,131
73,400	Nippon Electric Glass Co Ltd	1,641,193
37,664	Nordson Corp	5,508,737
408,000	NWS Holdings Ltd	631,938
101,700	Omron Corp	5,604,189
372,100	Royal Mail PLC	965,676
117,700	Sandvik AB	1,832,349
10,270	Schindler Holding AG	2,298,295
135,900	Schneider Electric SE	11,883,423
25,400	Siemens AG	2,718,956
92,300	Signify NV(a)	2,536,653
16,205	Sika AG	2,370,984
221,400	SKF AB Class B	3,656,011
10,500	SMC Corp/Japan	4,513,196
119,700	Sodick Co Ltd	862,350
102,127	Spectris PLC	3,064,358
68,707	Spirax-Sarco Engineering PLC	6,615,237
34,200	Tsubakimoto Chain Co(b)	1,100,811
60,574	Wartsila OYJ Abp(c)	677,766
94,600	Wienerberger AG	2,302,871
1,980,000	Xinyi Glass Holdings Ltd	2,180,987
111,700	Yokogawa Electric Corp	2,052,568
		149,674,073
Technology — 9.43%
101,900	Analog Devices Inc	11,385,287
46,696	ANSYS Inc(b)	10,336,627
32,462	ASM International NV	2,986,579
278,081	Cadence Design Systems Inc(b)	18,375,592
4,532	Check Point Software Technologies Ltd(b)	496,254
46,086	Dassault Systemes SE	6,565,266
29,394	Descartes Systems Group Inc(b)	1,186,543
274,040	Infineon Technologies AG	4,923,625
275,400	Konica Minolta Inc	1,926,842
314,571	Nomura Research Institute Ltd	6,285,743
51,300	Obic Co Ltd	5,878,553
2,174,000	PAX Global Technology Ltd	978,151
115,167	Samsung Electronics Co Ltd	4,715,407
33,948	SAP SE	3,994,790
267,260	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	12,422,245
48,363	Texas Instruments Inc	6,250,434
71,600	Ulvac Inc(b)	2,899,585
47,299	WiseTech Global Ltd	1,111,535
		102,719,058
Utilities — 1.61%
1,543,900	A2A SpA	2,833,325
113,500	AGL Energy Ltd	1,468,346

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Shares		Fair Value
Utilities — (continued)
1,361,700	Enel SpA(b)	$ 10,170,977
188,200	Engie SA(b)	3,071,843
		17,544,491
TOTAL COMMON STOCK — 96.68% (Cost $1,058,948,974)		$1,053,180,083
PREFERRED STOCK
Consumer, Cyclical — 0.69%
240,113	Schaeffler AG	1,841,297
33,100	Volkswagen AG	5,629,844
		7,471,141
Consumer, Non-Cyclical — 1.23%
136,002	Henkel AG & Co KGaA	13,457,325
TOTAL PREFERRED STOCK — 1.92% (Cost $27,307,330)		$20,928,466
RIGHTS
Consumer, Cyclical — 0.00%(d)
2,476	Harvey Norman Holdings Ltd(b)	3,000
TOTAL RIGHTS — 0.00%(d) (Cost $2,439)		$3,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.79%
$8,600,000	Federal Home Loan Bank 1.60%, 10/01/2019	8,600,000
Repurchase Agreements — 1.60%
4,119,658	Undivided interest of 10.09% in a repurchase agreement (principal amount/value $40,895,686 with a maturity value of $40,898,378) with Scotia Capital (USA) Inc, 2.37%, dated 9/30/19 to be repurchased at $4,119,658 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 5.00%, 9/1/24 - 8/1/49, with a value of $41,716,346.(e)	4,119,658
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$4,119,658	Undivided interest of 16.31% in a repurchase agreement (principal amount/value $25,282,619 with a maturity value of $25,284,276) with BNP Paribas Securities Corp, 2.36%, dated 9/30/19 to be repurchased at $4,119,658 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.25%, 11/21/19 - 5/15/49, with a value of $25,788,271.(e)	$ 4,119,658
4,119,658	Undivided interest of 6.09% in a repurchase agreement (principal amount/value $67,783,755 with a maturity value of $67,788,217) with RBC Capital Markets Corp, 2.37%, dated 9/30/19 to be repurchased at $4,119,658 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/15/19 - 9/1/49, with a value of $69,139,430.(e)	4,119,658
4,119,658	Undivided interest of 8.77% in a repurchase agreement (principal amount/value $47,010,964 with a maturity value of $47,013,967) with Bank of Montreal, 2.30%, dated 9/30/19 to be repurchased at $4,119,658 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 3.75%, 10/10/19 - 5/15/45, with a value of $47,951,184.(e)	4,119,658

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 902,524	Undivided interest of 9.86% in a repurchase agreement (principal amount/value $9,164,564 with a maturity value of $9,165,150) with Bank of America Securities Inc, 2.30%, dated 9/30/19 to be repurchased at $902,524 on 10/1/19 collateralized by U.S. Treasury securities, 1.13% - 2.25%, 8/31/21 - 11/15/27, with a value of $9,347,857.(e)	$ 902,524
		17,381,156
TOTAL SHORT TERM INVESTMENTS — 2.39% (Cost $25,981,156)		$25,981,156
TOTAL INVESTMENTS — 100.99% (Cost $1,112,239,899)		$1,100,092,705
OTHER ASSETS & LIABILITIES, NET — (0.99)%		$(10,761,544)
TOTAL NET ASSETS — 100.00%		$1,089,331,161
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Non-income producing security.
(c)	All or a portion of the security is on loan at September 30, 2019.
(d)	Represents less than 0.005% of net assets.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2019, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
CIT	USD	22,435,447	JPY	2,359,453,000	February 21, 2020	$383,548
GS	USD	2,063,735	JPY	217,012,000	February 21, 2020	35,499
					Net Appreciation	$419,047
Counterparty Abbreviations:
CIT	Citigroup Global Markets
GS	Goldman Sachs
Currency Abbreviations
JPY	Japanese Yen
USD	U.S. Dollar
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Summary of Investments by Country as of September 30, 2019.
Country	Fair Value	Percentage of Fund Investments
Japan	$246,733,447	22.43%
United Kingdom	158,236,105	14.38
France	129,965,084	11.81
Switzerland	125,747,692	11.43
Germany	101,236,396	9.20
United States	93,349,960	8.49
Netherlands	46,071,779	4.19
Australia	29,617,967	2.69
Spain	23,380,257	2.13
Sweden	19,328,292	1.76
Hong Kong	18,962,364	1.72
Italy	18,712,258	1.70
Taiwan	12,422,245	1.13
Ireland	12,086,310	1.10
Denmark	10,544,133	0.96
Canada	7,479,952	0.68
Austria	6,483,560	0.59
Belgium	6,244,858	0.57
Singapore	5,932,337	0.54
Norway	5,600,393	0.51
Finland	5,579,092	0.51
Israel	5,318,533	0.48
South Korea	4,715,407	0.43
Bermuda	3,436,758	0.31
Russia	1,673,648	0.15
New Zealand	1,233,878	0.11
Total	$1,100,092,705	100.00%
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2019

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Short Term Investments	Maturity date, credit quality and interest rates.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$106,374,158	$946,805,925	$—	$1,053,180,083
Preferred Stock	—	20,928,466	—	20,928,466
Rights	3,000	—	—	3,000
Short Term Investments	—	25,981,156	—	25,981,156
Total investments, at fair value:	106,377,158	993,715,547	0	1,100,092,705
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	419,047	—	419,047
Total Assets	$106,377,158	$994,134,594	$0	$1,100,511,752
(a)	Forward Foreign Currency Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2019

Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The Fund held an average notional amount of $23,828,483 in forward contracts for the reporting period.

September 30, 2019